Stock-based Compensation - Valuation Assumptions (Details) - $ / shares		12 Months Ended
	Jan. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield (%)	0.00%	0.00%
Expected volatility	30.00%	50.40%
Risk-free interest rate	1.60%	4.10%
Share-Based Payment Arrangement, Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average fair values at the measurement date (grant date) (in usd per share)		$ 0	$ 23.36	$ 6.31
Dividend yield (%)		0.00%	0.00%	0.00%
Expected volatility		0.00%
Expected volatility (%), minimum			61.00%	59.00%
Expected volatility (%), maximum			72.00%	61.00%
Risk-free interest rate		0.00%
Risk-free interest rate (%), minimum			0.50%	0.40%
Risk-free interest rate (%), maximum			1.40%	0.50%
Share-Based Payment Arrangement, Option | Weighted Average
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average share price (USD per share)		$ 0	$ 6.79	$ 2.75